Investment Objectives and Goals - Regan Total Return Income Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Regan Total Return Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Regan Total Return Income Fund (the “Total Return Fund” or the “Fund”) seeks to provide a high level of risk-adjusted current income and capital appreciation.